Consolidated Statements of Cash Flows $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Operating Activities:
Loss before income taxes from continuing operations		$ (7,696,609)	$ (7,074,734)	$ (12,896,872)
Income before income taxes from discontinued operations		70,644	945,727	76,147,263
Adjustments to reconcile income or loss before income taxes to net cash provided by operating activities:
Share of loss of associates and joint ventures		182,577	4,086,628	7,378,249
Depreciation and amortization		20,542,361	21,469,152	21,239,306
Other amortization of assets		47,628	422,065	353,232
Impairment of long-lived assets		3,064,319	69,467
(Gain) loss on disposition of property and equipment	[1]	(2,321,248)	233,612	(131,683)
Impairment loss of trade accounts receivable and other receivables		1,294,125	1,107,996	1,172,555
Post-employment benefits		135,731	87,657	151,389
Interest income		(685,846)	(675,550)	(89,268)
Share-based compensation expense		488,832	748,500	1,665,909
Other finance (gain) loss, net		(773,727)	134,847	110,739
Gain on disposition of discontinued operations				(75,192,421)
Other expense (income)		1,259,756	(734,421)
Interest expense		7,984,754	7,654,334	9,459,377
Lawsuit settlement agreement				418,734
Unrealized foreign exchange loss (gain), net		5,664,559	(3,740,149)	(999,499)
Total		29,257,856	24,735,131	28,787,010
Decrease (increase) in trade accounts receivable		142,995	523,619	(4,176,638)
Decrease (increase) in transmission rights		1,344,981	(456,857)	1,241,568
Decrease in due from related parties, net		2,306,030	1,708,178	4,987,868
Decrease (increase) in inventories		1,099,637	564,745	(588,954)
Decrease (increase) in other accounts receivable and other current assets		1,456,804	1,271,583	(2,217,989)
Decrease in trade accounts payable and accrued expenses		(738,598)	(3,216,450)	(122,945)
(Decrease) increase in deferred revenue and customer advances		(526,698)	(734,349)	267,237
(Decrease) increase in other liabilities and taxes payable		(748,232)	(2,316,886)	(3,027,186)
(Decrease) increase in post-employment benefits		(228,444)	136,993	(564,382)
Income taxes paid	[2]	(812,215)	(7,014,309)	(12,118,014)
Total		3,296,260	(9,533,733)	(16,319,435)
Net cash provided by operating activities		32,554,116	15,201,398	12,467,575
Investing activities:
Proceeds from disposition of discontinued operations				66,095,454
Long-term credit with related party				(5,738,832)
Disposition or investment in associate and joint ventures		50,767	45,556	(7,922)
Dividends from preferred shares		777,838	716,905	752,556
Release of holdback payment of OCEN				364,420
Dividends received		10,000	8,000	10,000
Investments in property, plant and equipment		(9,097,397)	(14,708,016)	(17,315,387)
Disposition of property, plant and equipment		627,973	48,873	264,163
Non-current trade account receivable				87,663
Other investments in intangible assets		(1,378,854)	(1,869,707)	(1,807,183)
Net cash (used in) provided by investing activities		(9,009,673)	(15,758,389)	42,704,932
Financing activities:
Partial prepayment of Senior Notes due 2025, 2026, 2045, 2046 and 2049			(4,718,250)	(10,099,581)
Repurchase of Senior Notes due 2043			(181,731)
Prepayment of long-term loans from Mexican banks				(6,000,000)
Payment of long-term loans from Mexican banks		(10,000,000)
Proceeds from Mexican banks long-term loans		10,000,000	400,000
Repayment of Mexican peso debt				(610,403)
Prepayment of Mexican peso debt related to Sky			(1,400,000)
Payments of lease liabilities		(1,567,300)	(1,793,602)	(1,690,311)
Interest paid		(7,417,915)	(7,553,938)	(8,893,000)
Funding for acquisition of shares under the Long-term Retention Plan		(132,572)	(86,000)	(648,242)
Repurchases of CPOs under a share repurchase program			(1,197,082)	(629,326)
Repurchase of capital stock		(378,894)	(172,976)	(980,410)
Sale of capital stock		378,894	172,976	980,410
Dividends paid		(1,018,954)	(1,027,354)	(1,053,392)
Derivative financial instruments		747,746	(195,055)	(145,131)
Net cash used in financing activities		(9,388,995)	(17,753,012)	(29,769,386)
Foreign currency translation on cash and cash equivalents		148,289	(234,637)	(100,344)
Net increase (decrease) in cash and cash equivalents		14,303,737	(18,544,640)	25,302,777
Cash and cash equivalents at beginning of year		32,586,352	51,130,992	25,828,215
Cash and cash equivalents of Spun-off Businesses		(696,916)
Cash and cash equivalents at end of year		$ 46,193,173	$ 32,586,352	$ 51,130,992

[1]	Includes a realized gain on sale of property of Ps.2,582,339, in connection with the Spun-off Businesses (see Notes 3 and 22).
[2]	In 2024, income taxes paid are net of income tax reimbursements of $1,324,442.